Related Party Transactions - Additional Information (Details) - BRL (R$) R$ in Millions			12 Months Ended
	Feb. 15, 2023	Feb. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Compensation amount				R$ 200
Cemig [member]
IfrsStatementLineItems [Line Items]
Total value of shares			R$ 166	156
Cemig [member] | Loan agreement ]member]
IfrsStatementLineItems [Line Items]
Loan from related parties	R$ 200	R$ 150
Loan, maturity					May 2024
Loan interest rate					110.00%
Principal amount					R$ 350	R$ 750
Vale S.A [member]
IfrsStatementLineItems [Line Items]
Total value of shares			R$ 58	R$ 55